Investments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments
Investments	$ 36,943,960	$ 87,335
Non-current investments	4,749,326
FVOCI
Investments
Non-current investments	2,748,997
Disposal of strategic investments	0
Transfer of cumulative gain (loss) within equity	0
Guaranteed investment certificates maturing between March 28, and November 17, 2026 | Amortized cost
Investments
Investments	19,806,662	87,335
Principal amount	19,500,000	19,500,000
Accrued interest, current	$ 306,662	$ 306,662
Guaranteed investment certificates maturing between March 28, and November 17, 2026 | Amortized cost | Minimum
Investments
Interest rate	3.05%	3.05%
Guaranteed investment certificates maturing between March 28, and November 17, 2026 | Amortized cost | Maximum
Investments
Interest rate	3.30%	3.30%
Guaranteed investment certificates maturing on January 30, 2027 | Amortized cost
Investments
Principal amount	$ 2,000,000
Interest rate	3.00%
Non-current investments	$ 2,000,329
Accrued interest, non-current	329
Redeemable investment account | Amortized cost
Investments
Investments	15,754,152
Accrued interest, current	$ 229,695	$ 0
Interest rate	2.75%
Commercial deposit | Amortized cost
Investments
Investments	$ 1,383,146
Principal amount	$ 1,008,261
Interest rate	2.81%
Secured convertible promissory notes | FVOCI
Investments
Principal amount	$ 1,100,000
Interest rate	12.00%
Non-current investments	$ 1,556,082
Beneficial ownership, percentage	9.99%
Investment in equity instruments of Greybox Solutions Inc. | FVOCI
Investments
Non-current investments	$ 645,240
Investment in equity instruments of Krown Technologies, Inc. | FVOCI
Investments
Non-current investments	$ 547,675